Issued Capital - Other considerations (Details) - EUR (€) shares in Millions	1 Months Ended
	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017
Disclosure of classes of share capital [abstract]
Authorized additional share capital	€ 500,000,000				€ 3,645,585,175
Authorized period in which to exercise capital increase	1 year
Limit to disapply pre-emption rights					€ 1,458,234,070
Shares owned by third parties and managed by Group management companies (in shares)		40	63	52
Shares owned by third parties and managed by Group management companies as a percentage of shared capital		0.24%	0.39%	0.32%
Shares owned by third parties and received as security (in shares)		227
Shares received as security as a percentage of shared capital		1.36%